Label		Element	Value
(Oppenheimer Global Value Fund)
Prospectus:		rr_ProspectusTable
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 14 of the prospectus and in the sections "How to Buy Shares" beginning on page 48 and "Appendix A" in the Fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	102.00%
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests mainly in common stocks of U.S. and foreign companies that the Fund's sub-adviser, OppenheimerFunds, Inc. (the "Sub-Adviser") believes are undervalued. The Fund can invest without limit in foreign securities in any country, including countries with developed or emerging markets. Typically, the Fund will invest a substantial portion of its assets in issuers in a number of different foreign countries. The Fund does not limit its investments to companies in a particular capitalization range or region.

In selecting investments for the Fund's portfolio, the portfolio manager looks primarily for companies he believes are undervalued by the market. A security may be undervalued because the market is not fully pricing an issuer's current intrinsic value, the market does not properly assess the company's assets, the market does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities if and when other investors recognize their real or prospective worth. The portfolio manager combines a "top-down" approach to idea generation with a "bottom-up" approach to stock selection based on fundamental, company research. He uses the top-down approach to understand structural economic and demographic shifts in the global landscape and to identify pockets of opportunity for investors. In the bottom-up approach to portfolio construction, the portfolio manager seeks to identify individual companies that may benefit from these broad structural shifts by analyzing a company's financial statements, operations, business strategy, product development, strategic assets and industry position as well as reviewing its management structure, among other things. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require such a decision. The portfolio manager may also consider selling a security if its share price is approaching its targeted price or if alternative investment ideas have been developed.

Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Industry and Sector Focus . At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating its investments in any one industry.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets . Investments in developing and emerging markets are subject to all the risks associated with foreign investing, which may be greater for such investments. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries' economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries' currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Eurozone Investment Risks. Certain of the regions in which the Fund invests, including the European Union (EU), currently experience significant financial difficulties. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Risks of Small- and Mid-Cap Companies. The prices of securities issued by small- and mid-cap companies may be more volatile and such securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or their securities may not provide capital gains for some time, if at all.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for an aggressive fund focusing on equity securities of issuers in foreign countries. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating its investments in any one industry.

Risk Lose Money [Text]		rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/GlobalValueFund

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 41.47% (2nd Qtr 09) and the lowest return for a calendar quarter was -32.55% (4th Qtr 08). For the period from January 1, 2015 through June 30, 2015 the cumulative return before sales charges and taxes was 2.09%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2014
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/GlobalValueFund
(Oppenheimer Global Value Fund) | Morgan Stanley Capital International (MSCI) All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years (or life of class if less)		rr_AverageAnnualReturnYear05	9.17%
10 Years (or life of class if less)	[2]	rr_AverageAnnualReturnYear10	2.37%
(Oppenheimer Global Value Fund) | Morgan Stanley Capital International (MSCI) All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
5 Years (or life of class if less)	[3]	rr_AverageAnnualReturnYear05	13.99%
10 Years (or life of class if less)		rr_AverageAnnualReturnYear10
(Oppenheimer Global Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,084
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	703
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	972
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,261
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,084
Annual Return 2008		rr_AnnualReturn2008	(47.04%)
Annual Return 2009		rr_AnnualReturn2009	73.81%
Annual Return 2010		rr_AnnualReturn2010	25.57%
Annual Return 2011		rr_AnnualReturn2011	(7.94%)
Annual Return 2012		rr_AnnualReturn2012	19.55%
Annual Return 2013		rr_AnnualReturn2013	42.58%
Annual Return 2014		rr_AnnualReturn2014	(4.80%)
Year to Date Return, Label		rr_YearToDateReturnLabel	For the period from January 1, 2015 through June 30, 2015 the cumulative return before sales charges and taxes was 2.09%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.09%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter was 41.47% (2nd Qtr 09)
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	41.47%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter was -32.55% (4th Qtr 08)
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(32.55%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(10.28%)
5 Years (or life of class if less)		rr_AverageAnnualReturnYear05	12.07%
10 Years (or life of class if less)		rr_AverageAnnualReturnYear10	4.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
(Oppenheimer Global Value Fund) | Class A | Return After Taxes on Distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(10.74%)
5 Years (or life of class if less)		rr_AverageAnnualReturnYear05	11.93%
10 Years (or life of class if less)		rr_AverageAnnualReturnYear10	4.59%
(Oppenheimer Global Value Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(5.60%)
5 Years (or life of class if less)		rr_AverageAnnualReturnYear05	9.62%
10 Years (or life of class if less)		rr_AverageAnnualReturnYear10	3.72%
(Oppenheimer Global Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,125
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,425
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,125
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,425
1 Year		rr_AverageAnnualReturnYear01	(6.44%)
5 Years (or life of class if less)		rr_AverageAnnualReturnYear05	12.54%
10 Years (or life of class if less)		rr_AverageAnnualReturnYear10	4.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
(Oppenheimer Global Value Fund) | Class R
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	851
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,860
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	851
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,860
1 Year		rr_AverageAnnualReturnYear01	(5.98%)
5 Years (or life of class if less)		rr_AverageAnnualReturnYear05	13.11%
10 Years (or life of class if less)		rr_AverageAnnualReturnYear10	5.40%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
(Oppenheimer Global Value Fund) | Class Y
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,311
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	340
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	591
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,311
1 Year		rr_AverageAnnualReturnYear01	(4.57%)
5 Years (or life of class if less)		rr_AverageAnnualReturnYear05	13.75%
10 Years (or life of class if less)		rr_AverageAnnualReturnYear10	6.02%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
(Oppenheimer Global Value Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	484
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,077
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	279
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	484
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,077
1 Year		rr_AverageAnnualReturnYear01	(4.36%)
5 Years (or life of class if less)		rr_AverageAnnualReturnYear05	18.95%
10 Years (or life of class if less)		rr_AverageAnnualReturnYear10
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 28, 2012

[1]	Expenses have been restated to reflect current fees.
[2]	As of 9/30/2007
[3]	As of 8/31/2012
[4]	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.40% for Class A shares, 2.15% for Class C shares, 1.65% for Class R shares 1.05% for Class Y shares and 0.90% for Class I shares, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.